                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/05

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Investment Grade Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/05

TRUST FOR INVESTMENT GRADE MUNICIPALS
SYMBOL: VGM
------------------------------------------------------------
AVERAGE ANNUAL                       BASED        BASED ON
TOTAL RETURNS                        ON NAV     MARKET PRICE

Since Inception (1/24/92)             8.38%         7.11%

10-year                               8.12          6.87

5-year                                9.77          9.79

1-year                               10.18          9.23

6-month                               2.49         -0.65
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 6-MONTH PERIOD ENDED APRIL 30, 2005

Van Kampen Trust for Investment Grade Municipals is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Thomas Byron and Robert Wimmel, Vice Presidents of the Adviser; and John Reynoldson, Executive Director of the Adviser.

MARKET CONDITIONS

The six-month period ended April 30, 2005, was characterized by continued short-term interest rate increases. As crude oil prices reached record highs, the prospect of rising inflation also cast a shadow. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four, "measured" 0.25 percent tightenings to 2.75 percent by the end of April. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated and AAA-rated municipal securities were slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $290 million during the period. The supply of new issues was modest during the closing months of 2004 (the first two months of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares.

As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

------------------------------------------------------
                 BASED ON
      BASED ON    MARKET      LEHMAN BROTHERS
        NAV       PRICE     MUNICIPAL BOND INDEX

       2.49%      -0.65%           1.93%
------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the positive performance of the bonds held by the trust.

One of our key strategies in managing the trust was to position it for rising interest rates. This approach was largely the result of our analysis of interest rates, which remained relatively low by historical standards even after rising from their multi-decade lows earlier. First, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark. Second, to limit the trust's exposure to areas of the market that would be most likely susceptible to rising rates, we trimmed exposure to bonds with maturities in the 5- to 15-year range. We also reduced positions in pre-refunded bonds. We reinvested the proceeds from those sales predominately into bonds with maturities of 25 years or longer. In addition to offering relatively attractive income streams, these longer-maturity securities positioned the trust to benefit from any future flattening of the yield curve. When they were available, we favored bonds with premium coupons and priced to shorter call dates.

We continued to focus on relative-value trading between liquid, high-quality securities to capture relative value opportunities identified by our analysts. The trust's overall credit exposure remained tilted toward higher-quality securities, with approximately 88 percent of its exposure at the end of the period in bonds rated AA or better. However, as high-yield spreads have continued to tighten, the trust's high quality bent tempered performance during the reporting period. The Trust did include a small allocation to BBB rated securities. These bonds represented approximately 3 percent of the portfolio at the end of the reporting period and provided an upward nudge to performance.

The trust's portfolio remained well diversified across the major sectors of the municipal bond market, with its top three sectors at the end of the period being general purpose, public education and higher education.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/05
AAA/Aaa                                                          82.5%
AA/Aa                                                             5.9
A/A                                                               8.0
BBB/Baa                                                           2.7
BB/Ba                                                             0.3
B/B                                                               0.2
NR                                                                0.4

TOP 5 SECTORS AS OF 4/30/05
General Purpose                                                  19.0
Public Education                                                 11.4
Higher Education                                                 10.1
Public Building                                                   9.7
Transportation                                                    8.7

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
New York                                                         14.1%
California                                                       11.5
Texas                                                             9.3
New Jersey                                                        8.0
Illinois                                                          7.3
Florida                                                           6.0
Michigan                                                          4.3
Washington                                                        4.1
North Carolina                                                    3.2
Pennsylvania                                                      3.0
Georgia                                                           2.9
Indiana                                                           2.5
Colorado                                                          2.4
South Carolina                                                    2.3
Oregon                                                            1.7
Nevada                                                            1.3
Massachusetts                                                     1.2
Minnesota                                                         1.1
Tennessee                                                         1.1
Nebraska                                                          1.1
Arizona                                                           1.0
Ohio                                                              1.0
Oklahoma                                                          1.0
Kentucky                                                          0.8
Connecticut                                                       0.7
Missouri                                                          0.7
Maryland                                                          0.7
Puerto Rico                                                       0.7
District of Columbia                                              0.6
Wisconsin                                                         0.5
Iowa                                                              0.5
Alabama                                                           0.5
South Dakota                                                      0.5
Mississippi                                                       0.5
Guam                                                              0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
                                       (continued from previous page)
Louisiana                                                         0.4
Virginia                                                          0.3
New Hampshire                                                     0.3
Rhode Island                                                      0.2
New Mexico                                                        0.2
North Dakota                                                      0.1
Utah                                                              0.0
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  155.5%
          ALABAMA  0.8%
$  750    Birmingham Baptist Med Ctr AL Baptist Hlth
          Sys Ser A....................................  5.875%      11/15/24   $     796,365
 2,250    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A....  5.250       01/01/23       2,404,912
   435    Jefferson Cnty, AL Swr Rev Impt Wt Ser A
          (Prerefunded @ 02/01/11) (FGIC Insd).........  5.000       02/01/41         479,105
                                                                                -------------
                                                                                    3,680,382
                                                                                -------------
          ARIZONA  1.6%
 4,225    Arizona Tourism & Sports Auth Multipurpose
          Stad Fac Ser A (MBIA Insd)...................  5.375       07/01/23       4,682,229
 2,800    Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
          (AMT) (FGIC Insd)............................  5.375       07/01/29       2,851,380
                                                                                -------------
                                                                                    7,533,609
                                                                                -------------
          CALIFORNIA  18.0%
 2,895    ABC CA Uni Sch Dist Cap Apprec Ser B (FGIC
          Insd)........................................    *         08/01/20       1,431,317
 1,300    Anaheim, CA Pub Fin Auth Lease Rev Pub Impt
          Proj Ser C (FSA Insd)........................  6.000       09/01/16       1,545,674
 8,500    Anaheim, CA Pub Fin Auth Rev Elec Sys Dist
          Fac Ser A (FSA Insd).........................  5.000       10/01/31       8,866,180
 6,355    California Ed Fac Auth Rev Pepperdine Univ
          Ser A Rfdg (FGIC Insd).......................  5.000       09/01/33       6,642,246
 3,000    California St (AMBAC Insd)...................  5.125       10/01/27       3,141,420
 1,000    California St Dept Wtr Res Pwr Ser A.........  6.000       05/01/15       1,152,210
 4,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................  5.375       05/01/18       4,445,000
 1,320    California St Dept Wtr Res Pwr Ser A (MBIA
          Insd)........................................  5.125       05/01/19       1,423,726
 1,000    California St Pub Wks Brd UCLA Replacement
          Hosp Ser A (FSA Insd)........................  5.375       10/01/20       1,089,860
 1,350    California Statewide Cmnty Dev Auth Rev
          Daughters of Charity Hlth Ser A..............  5.000       07/01/39       1,363,203
 2,000    El Dorado, CA Irr Dist Ctf Ser A (FGIC
          Insd)........................................  5.000       03/01/21       2,124,340
 2,000    Florin, CA Res Consv Dist Cap Impt Elk Grove
          Wtr Svc Ser A (MBIA Insd)....................  5.000       09/01/33       2,097,320
 3,000    Florin, CA Res Consv Dist Cap Impt Elk Grove
          Wtr Svc Ser B (MBIA Insd)....................  5.000       03/01/33       3,139,980
 2,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Cap Apprec Rfdg (MBIA Insd)..................    *         01/15/17       1,118,360
20,750    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Sr Lien Ser A (Escrowed to Maturity).........    *         01/01/23       9,353,477
 3,000    Fremont, CA Uni Sch Dist Ser A (FGIC Insd)...  5.000       08/01/25       3,161,070
 1,500    Long Beach, CA Bd Fin Auth Rev Redev Hsg &
          Gas Util Fin Ser A-1 (AMBAC Insd)............  5.000       08/01/35       1,565,355
 4,020    Oakland, CA Uni Sch Dist (FGIC Insd) (a).....  5.250       08/01/18       4,422,482

 8                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,750    Palm Springs, CA Fin Auth Lease Rev
          Convention Ctr Proj Ser A (MBIA Insd)........  5.500%      11/01/35   $   1,951,092
 3,000    Port Oakland, CA Ser M (FGIC Insd)...........  5.250       11/01/18       3,309,540
 2,000    Salinas, CA Uni High Sch Dist Ser A (MBIA
          Insd)........................................  5.000       06/01/27       2,102,400
 3,000    San Francisco, CA City & Cnty Pub Util Com
          Wtr Rev Ser A (MBIA Insd)....................  5.000       11/01/32       3,129,000
 3,000    San Francisco, CA City & Cnty Second Ser
          Issue 29 B Rfdg (FGIC Insd)..................  5.125       05/01/20       3,221,820
 3,000    San Jose, CA Fin Auth Lease Rev Civic Ctr
          Proj Ser B (AMBAC Insd)......................  5.000       06/01/32       3,112,380
 3,745    Santa Clarita, CA Cmnty College (FGIC
          Insd)........................................  5.000       08/01/23       3,976,179
 3,000    Temecula, CA Redev Agy Tax Temecula Redev
          Proj No 1 (MBIA Insd)........................  5.250       08/01/36       3,181,230
 1,600    Turlock, CA Hlth Fac Rev Ctf Part Emanuel Med
          Ctr Inc......................................  5.375       10/15/34       1,640,624
                                                                                -------------
                                                                                   83,707,485
                                                                                -------------
          COLORADO  3.5%
 4,000    Adams & Arapahoe Cntys CO Sch Dist 28 Ser A
          (FSA Insd)...................................  5.250       12/01/20       4,415,320
 2,000    Aurora, CO Ctf Part (AMBAC Insd).............  5.500       12/01/30       2,173,880
 2,325    Colorado Ed & Cultural Fac Auth Rev Student
          Hsg Univ CO Fndtn Proj (AMBAC Insd)..........  5.000       07/01/32       2,415,675
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity).....  5.500       03/01/32       1,116,660
 1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth...............................  6.500       11/15/31       1,241,944
    51    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser B1 (AMT).................................  7.650       11/01/26          52,032
 2,650    Colorado Springs, CO Util Rev Sys Sub Lien
          Impt Ser B...................................  5.000       11/15/30       2,754,887
 1,805    Lakewood, CO Ctf Part (AMBAC Insd) (a).......  5.300       12/01/16       1,970,302
                                                                                -------------
                                                                                   16,140,700
                                                                                -------------
          CONNECTICUT  1.1%
 2,750    Bridgeport, CT Ser A Rfdg (FGIC Insd)........  5.375       08/15/14       3,068,202
 1,830    Connecticut St Spl Oblig Pkg Rev Bradley Intl
          Arpt Ser A (AMT) (ACA Insd)..................  6.600       07/01/24       1,986,813
                                                                                -------------
                                                                                    5,055,015
                                                                                -------------
          DISTRICT OF COLUMBIA  0.9%
 2,000    District of Columbia Rev Friendship Pub
          Charter Sch Inc (ACA Insd)...................  5.750       06/01/18       2,192,540
     5    District of Columbia Ser E (FSA Insd) (a)....  6.000       06/01/13           5,014
 2,000    Metropolitan Washington DC Arpt Auth Sys Ser
          A (AMT) (FGIC Insd)..........................  5.250       10/01/32       2,087,020
                                                                                -------------
                                                                                    4,284,574
                                                                                -------------

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA  9.1%
$5,320    Dade Cnty, FL Spl Oblig Cap Apprec Ser B Rfdg
          (Prerefunded @ 10/01/08) (AMBAC Insd)........    *         10/01/26   $   1,593,766
 3,000    Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev
          FL Hlthcare Fac Ln (AMBAC Insd)..............  5.950%      07/01/20       3,046,530
 2,500    Florida St Brd Ed Cap Outlay Pub Ed Ser C
          (Prerefunded @ 06/01/10) (FGIC Insd).........  5.750       06/01/29       2,833,625
 1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
          Insd)........................................  6.000       07/01/14       1,135,040
 5,000    Florida St Dept Trans Tpk Rev Ser A..........  5.000       07/01/29       5,283,500
   105    Gulf Breeze, FL Rev Venice Loc Govt Ln Ser E
          (FGIC Insd) (b)..............................  5.050       12/01/20         114,107
 1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys Ser D.....................  5.375       11/15/35       1,045,950
 4,550    Hillsborough Cnty, FL Sch Dist (Prerefunded @
          10/01/11) (AMBAC Insd).......................  5.375       10/01/17       5,093,634
 2,000    Miami-Dade Cnty, FL Aviation Miami Intl Arpt
          (AMT) (FGIC Insd)............................  5.375       10/01/27       2,118,880
 2,000    Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA
          Insd)........................................  5.125       10/01/35       2,068,240
 2,000    Miami-Dade Cnty, FL Hlth Fac Miami Children
          Hosp Ser A Rfdg (AMBAC Insd).................  5.000       08/15/20       2,101,440
 1,980    Miami-Dade, FL Sch Brd Ser C (Prerefunded @
          10/01/11) (FSA Insd) (a).....................  5.500       10/01/13       2,230,807
 1,655    Reedy Creek Impt Dist FL Ser A Rfdg (AMBAC
          Insd)........................................  5.500       06/01/11       1,860,617
 3,465    Reedy Creek Impt Dist FL Ser C (Prerefunded @
          01/01/06) (AMBAC Insd).......................  4.750       06/01/15       3,518,811
 1,210    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
          Insd) (a)....................................  5.500       07/01/14       1,358,733
 1,000    Tallahassee, FL Lease Rev FL St Univ Proj Ser
          A (MBIA Insd) (a)............................  5.500       08/01/17       1,108,710
 1,250    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser
          A............................................  5.750       07/01/19       1,317,175
 2,880    Tampa, FL Occupational License Ser A Rfdg
          (FGIC Insd)..................................  5.375       10/01/15       3,193,459
 1,000    Village Ctr Cmnty Dev Dist FL Recreational
          Rev Ser A (MBIA Insd)........................  5.125       11/01/36       1,064,270
                                                                                -------------
                                                                                   42,087,294
                                                                                -------------
          GEORGIA  4.5%
 2,000    Atlanta, GA Arpt Passenger Fac Charge Rev Gen
          Sub Lien Ser C (FSA Insd)....................  5.000       01/01/33       2,082,740
 3,715    Atlanta, GA Wtr & Wastewtr Rev (FSA Insd)....  5.000       11/01/22       3,966,060
 1,500    Clayton Cnty & Clayton Cnty, GA Wtr Auth Wtr
          & Swr Rev....................................  5.000       05/01/21       1,619,475
 1,500    George L Smith II GA World Congress Cent Auth
          Rev Domed Stad Proj Rfdg (AMT) (MBIA Insd)...  5.500       07/01/20       1,621,065

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          GEORGIA (CONTINUED)
$5,660    Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
          Insd)........................................  6.500%      01/01/17   $   6,867,391
   240    Georgia Muni Elec Auth Pwr Rev Ser Y
          (Escrowed to Maturity) (MBIA Insd)...........  6.500       01/01/17         290,974
 4,000    Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd).......................  5.250       11/01/16       4,407,200
                                                                                -------------
                                                                                   20,854,905
                                                                                -------------
          ILLINOIS  11.4%
 2,000    Bedford Park, IL Ser A Rfdg (FSA Insd).......  5.250       12/15/20       2,203,600
 2,000    Chicago, IL Brd of Ed (Prerefunded @
          12/01/10) (FGIC Insd)........................  5.500       12/01/31       2,235,280
 2,000    Chicago, IL Brd of Ed Chicago Sch Reform
          (Prerefunded @ 12/01/07) (AMBAC Insd)........  5.750       12/01/20       2,178,140
 4,865    Chicago, IL Cap Apprec (Prerefunded @
          07/01/05) (AMBAC Insd).......................    *         07/01/16       2,411,629
 1,500    Chicago, IL Lakefront Millennium Pk Fac (MBIA
          Insd)........................................  5.125       01/01/28       1,556,190
 1,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien C-2 Rfdg (AMT) (XLCA Insd)........  5.250       01/01/34       1,570,620
 2,000    Chicago, IL O'Hare Intl Arpt Rev Second Lien
          Passenger Fac Ser B (AMBAC Insd).............  5.500       01/01/17       2,196,340
 3,500    Chicago, IL Proj Ser A Rfdg (MBIA Insd)
          (c)..........................................  5.000       01/01/31       3,612,910
 1,000    Chicago, IL Wastewtr Transmission Rev Second
          Lien (Prerefunded @ 01/01/10) (MBIA Insd)....  6.000       01/01/30       1,135,490
 3,500    Du Page Cnty, IL Fst Presv Dist..............    *         11/01/10       2,873,150
 2,545    Du Page Cnty, IL Trans Rev (Prerefunded @
          07/01/11) (FSA Insd).........................  5.750       01/01/15       2,894,301
 1,600    Grundy, Kendall, & Will Cntys (AMBAC Insd)
          (a)..........................................  5.500       05/01/15       1,757,616
 1,250    Illinois Dev Fin Auth Rev Bradley Univ Proj
          (Prerefunded @ 08/01/09) (AMBAC Insd)........  5.375       08/01/24       1,377,412
 1,475    Illinois Dev Fin Auth Rev Loc Govt Pgm Geneva
          Cmnty 304 Ser B (FSA Insd) (a)...............  5.750       01/01/15       1,652,708
 1,145    Illinois Dev Fin Auth Rev Loc Govt Pgm Geneva
          Cmnty 304 Ser B (FSA Insd) (a)...............  5.750       01/01/17       1,281,518
 3,285    Illinois Dev Fin Auth Rev Presbyterian Home
          Lake Proj Ser B (FSA Insd)...................  6.300       09/01/22       3,490,542
 2,000    Illinois Ed Fac Auth Rev Lewis Univ..........  6.100       10/01/16       2,022,280
 1,325    Illinois Fin Auth Student Hsg Rev MJH Ed
          Assistance IV Sr Ser A.......................  5.125       06/01/35       1,329,425
 1,250    Illinois Hlth Fac Auth Rev Evangelical Hosp
          Ser C (FSA Insd).............................  6.750       04/15/17       1,520,775
   700    Illinois Hlth Fac Auth Rev Highland Park Hosp
          Proj Ser A (Prerefunded @ 10/01/07) (MBIA
          Insd)........................................  5.750       10/01/17         758,604
 2,275    Illinois Hlth Fac Auth Rev South Suburban
          Hosp (Escrowed to Maturity)..................  7.000       02/15/18       2,806,895
 1,000    Illinois St (FGIC Insd)......................  5.250       12/01/20       1,032,240

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$2,000    Illinois St First Ser (FGIC Insd)............  5.375%      11/01/14   $   2,222,380
   250    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev McCormick Pl Expn Proj (FGIC Insd)...  5.375       12/15/18         272,175
 8,845    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev McCormick Pl Expn Ser A (FGIC
          Insd)........................................    *         06/15/16       5,473,374
 1,105    Saint Clair Cnty, IL Pub Bldg Comm Bldg Rev
          Cap Apprec Ser B (FGIC Insd).................    *         12/01/15         703,211
 1,000    Southern IL Univ Rev Cap Apprec Hsg & Aux
          (MBIA Insd)..................................    *         04/01/29         301,170
                                                                                -------------
                                                                                   52,869,975
                                                                                -------------
          INDIANA  3.7%
 2,560    East Washington, IN Multi Sch Bldg Corp First
          Mtg (FGIC Insd)..............................  5.375       07/15/28       2,779,136
 2,000    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj
          Ser A (AMBAC Insd) (f).......................  5.000       05/01/35       2,073,320
 2,000    Indiana Transn Fin Auth Toll Rd Lease Rev
          Rfdg (AMBAC Insd)............................  5.375       07/01/09       2,095,360
 1,935    Logansport, IN Sch Bldg Corp First Mtg
          (Prerefunded @ 07/15/11) (FGIC Insd).........  5.500       07/15/13       2,174,514
 1,000    Marion Cnty, IN Convention & Rec Fac Auth
          Excise Tax Rev (MBIA Insd)...................    *         06/01/14         684,590
 1,200    North Adams, IN Cmnty Sch Renovation Bldg
          Corp Cap Apprec First Mtg (FSA Insd) (a).....    *         07/15/15         773,292
 1,280    North Adams, IN Cmnty Sch Renovation Bldg
          Corp Cap Apprec First Mtg (FSA Insd) (a).....    *         01/15/19         679,706
 1,500    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
          (AMT)........................................  5.950       12/01/29       1,559,385
 1,605    Richland Beanblossom, IN Sch First Mtg
          (Prerefunded @ 07/15/11) (FGIC Insd) (a).....  5.500       07/15/12       1,803,667
 2,530    Vigo Cnty, IN Sch Bldg Corp First Mtg Impt &
          Rfdg (FSA Insd)..............................  5.250       07/10/24       2,703,178
                                                                                -------------
                                                                                   17,326,148
                                                                                -------------
          IOWA  0.8%
 1,685    Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd)
          (a)..........................................  5.750       06/01/15       1,873,383
 1,785    Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd)
          (a)..........................................  5.750       06/01/16       1,984,563
                                                                                -------------
                                                                                    3,857,946
                                                                                -------------

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          KENTUCKY  1.2%
$1,000    Kenton Cnty, KY Arpt Brd Rev
          Cincinnati/Northn KY Intl Arpt Ser A Rfdg
          (AMT) (MBIA Insd)............................  6.200%      03/01/08   $   1,080,070
 1,500    Kenton Cnty, KY Arpt Brd Rev
          Cincinnati/Northn KY Intl Arpt Ser A Rfdg
          (AMT) (MBIA Insd)............................  6.250       03/01/09       1,644,045
 2,450    Louisville & Jefferson Cnty, KY Swr Ser A
          (MBIA Insd) (a)..............................  5.500       05/15/16       2,750,811
                                                                                -------------
                                                                                    5,474,926
                                                                                -------------
          LOUISIANA  0.6%
 1,000    Ernest N Morial-New Orleans, LA Exhib Hall
          Auth Spl Tax Sr Sub Ser A (AMBAC Insd).......  5.000       07/15/33       1,037,420
 1,495    Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg
          Ser A (AMT) (GNMA Collateralized)............  5.375       10/20/39       1,557,835
                                                                                -------------
                                                                                    2,595,255
                                                                                -------------
          MARYLAND  1.1%
 2,250    Maryland St Trans Auth Arpt Baltimore/Wash
          Intl Arpt Ser B (AMT) (AMBAC Insd)...........  5.125       03/01/24       2,373,345
 2,350    Northeast, MD Waste Disp Auth Rfdg (AMT)
          (AMBAC Insd).................................  5.500       04/01/16       2,564,743
                                                                                -------------
                                                                                    4,938,088
                                                                                -------------
          MASSACHUSETTS  1.8%
   500    Massachusetts St Hlth & Ed Fac Auth Rev
          Hlthcare Sys Covenant Hlth...................  6.000       07/01/31         532,505
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev Partn
          Hlthcare Sys Ser C...........................  5.750       07/01/32       1,094,600
 1,000    Massachusetts St Indl Fin Agy Rev Wentworth
          Institute Tech...............................  5.650       10/01/18       1,055,920
 2,805    Massachusetts St Port Auth Rev Ser A (MBIA
          Insd)........................................  5.000       07/01/22       3,013,720
 2,500    Massachusetts St Spl Oblig Dedicated Tax Rev
          (FGIC Insd)..................................  5.000       01/01/34       2,620,800
                                                                                -------------
                                                                                    8,317,545
                                                                                -------------
          MICHIGAN  6.7%
 3,015    Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1...................................    *         07/01/17       1,670,551
 3,050    Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1 (a)...............................    *         07/01/18       1,599,633
 3,050    Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1 (a)...............................    *         07/01/19       1,514,752
 3,050    Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1 (a)...............................    *         07/01/22       1,271,606
 3,050    Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1 (a)...............................    *         07/01/23       1,197,796
 3,050    Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1 (a)...............................    *         07/01/24       1,125,084
 2,965    Detroit, MI Wtr Supply Sys Ser C (MBIA Insd)
          (a)..........................................  5.250       07/01/20       3,260,077

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MICHIGAN (CONTINUED)
$3,500    Grand Rapids, MI Downtown Dev Cap Apprec
          (MBIA Insd)..................................    *         06/01/15   $   2,294,355
 2,765    Grand Rapids, MI Downtown Dev Cap Apprec
          (MBIA Insd)..................................    *         06/01/16       1,717,590
 1,000    Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC
          Insd)........................................  5.750%      01/01/13       1,121,620
 1,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser
          A............................................  6.000       07/01/35       1,070,740
 4,000    Michigan St Bldg Auth Rev Fac Pgm Ser III
          Rfdg (FSA Insd)..............................  5.000       10/15/26       4,177,560
 2,850    Michigan St Hosp Fin Auth Rev Ascension Hlth
          Cr Ser A (Prerefunded @ 11/15/09) (MBIA
          Insd)........................................  5.750       11/15/18       3,185,502
 2,500    Michigan St Strategic Fd Detroit Edison Co
          Proj Ser A (AMT) (XLCA Insd).................  5.500       06/01/30       2,682,800
 1,500    Michigan St Strategic Fd Detroit Edison Co
          Proj Ser C Rfdg (AMT) (XLCA Insd)............  5.450       12/15/32       1,589,670
 1,355    Zeeland, MI Pub Schs Sch Bldg & Site (MBIA
          Insd) (a)....................................  5.250       05/01/21       1,477,844
                                                                                -------------
                                                                                   30,957,180
                                                                                -------------
          MINNESOTA  1.8%
 5,000    Minneapolis & Saint Paul, MN Metro Arpt Comm
          Arpt Rev Ser A (FGIC Insd)...................  5.125       01/01/31       5,184,300
 2,800    Minnesota Agriculture & Econ Dev Brd Rev
          Hlthcare Sys Fairview Hosp Ser A (MBIA
          Insd)........................................  5.750       11/15/26       3,008,712
                                                                                -------------
                                                                                    8,193,012
                                                                                -------------
          MISSISSIPPI  0.7%
 3,250    Mississippi Business Fin Corp MS Pollutn Ctl
          Rev Sys Energy Res Inc Proj..................  5.875       04/01/22       3,290,787
                                                                                -------------

          MISSOURI  1.1%
 1,500    Cape Girardeau Cnty, MO Indl Dev Auth
          Hlthcare Fac Rev Southeast MO Hosp Assoc.....  5.625       06/01/27       1,545,465
 1,625    Jefferson Cnty, MO Reorg Sch Dist No R-6
          (FGIC Insd)..................................  5.625       03/01/20       1,794,293
 1,500    Kansas City, MO Met Cmnty Leasehold Jr
          College Impt & Rfdg (FGIC Insd)..............  5.500       07/01/17       1,662,960
                                                                                -------------
                                                                                    5,002,718
                                                                                -------------
          NEBRASKA  1.7%
 1,190    Dodge Cnty, NE Sch Dist No 001 Fremont
          (Prerefunded @ 12/15/10) (FSA Insd)..........  5.750       12/15/13       1,345,759
 4,000    Nebraska Pub Pwr Dist Rev Ser A (AMBAC
          Insd)........................................  5.000       01/01/35       4,186,760
 2,260    University NE Univ Rev Lincoln Student Fees &
          Fac Ser B....................................  5.000       07/01/23       2,389,792
                                                                                -------------
                                                                                    7,922,311
                                                                                -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEVADA  2.0%
$4,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
          (FGIC Insd)..................................  5.000%      07/01/36   $   4,156,320
 3,500    Clark Cnty, NV Indl Dev Rev Southwest Gas
          Corp Proj Ser D (AMT) (FGIC Insd)............  5.250       03/01/38       3,642,870
 1,500    Reno, NV Sr Lien Retrac Reno Trans Proj
          (AMBAC Insd).................................  5.125       06/01/32       1,566,765
                                                                                -------------
                                                                                    9,365,955
                                                                                -------------
          NEW HAMPSHIRE  0.5%
 1,000    New Hampshire Hlth & Ed Fac Auth Rev
          Derryfield Sch...............................  7.000       07/01/30       1,060,170
 1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
          Pennichuck Wtrwks Inc (AMT) (AMBAC Insd).....  6.300       05/01/22       1,078,830
                                                                                -------------
                                                                                    2,139,000
                                                                                -------------
          NEW JERSEY  12.4%
 4,000    Essex Cnty, NJ Impt Auth Rev Proj Consldtn
          Rfdg (MBIA Insd).............................  5.125       10/01/21       4,332,280
 5,650    Garden St Preservation Tr NJ Ser A (FSA
          Insd)........................................  5.250       11/01/19       6,232,007
 1,500    New Jersey Econ Dev Auth Cig Tax.............  5.750       06/15/34       1,603,650
 1,500    New Jersey Econ Dev Auth Rev Motor Veh Surp
          Rev Ser A (MBIA Insd)........................  5.000       07/01/23       1,600,485
 1,500    New Jersey Econ Dev Auth Rev Trans Proj
          Sublease Ser A (Prerefunded @ 05/01/09) (FSA
          Insd)........................................  5.250       05/01/17       1,627,785
25,000    New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd).........................  5.900       03/15/21      30,261,500
 2,000    New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp
          Ctr Passaic (Escrowed to Maturity) (FSA
          Insd)........................................  6.000       07/01/06       2,041,700
 3,000    New Jersey St Ed Fac Auth Higher Ed Cap Impt
          Ser A (AMBAC Insd)...........................  5.250       09/01/19       3,291,270
   710    New Jersey St Tpk Auth Tpk Rev Ser A (MBIA
          Insd)........................................  6.000       01/01/11         810,557
   290    New Jersey St Tpk Auth Tpk Rev Ser A
          (Escrowed to Maturity) (MBIA Insd)...........  6.000       01/01/11         332,366
 3,000    New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC
          Insd)........................................  5.000       01/01/35       3,111,390
 2,385    New Jersey St Trans Corp Ctfs Fed Trans Admin
          Grants Ser A (Prerefunded @ 09/15/09) (AMBAC
          Insd)........................................  5.750       09/15/11       2,635,616
                                                                                -------------
                                                                                   57,880,606
                                                                                -------------
          NEW MEXICO  0.3%
 1,250    Jicarilla, NM Apache Nation Rev Ser A
          (Acquired 10/23/03, Cost $1,274,428) (d).....  5.500       09/01/23       1,341,913
                                                                                -------------

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK  22.1%
$3,000    Metropolitan Trans Auth NY Commuter Fac Rev
          Ser A (Prerefunded @ 01/01/08) (MBIA Insd)...  5.625%      07/01/27   $   3,258,000
 2,000    Metropolitan Trans Auth NY Trans Fac Rev Svc
          Contract Ser R (Prerefunded @ 07/01/15)......  5.500       07/01/17       2,312,860
 2,500    New York City Muni Wtr Fin Auth Wtr & Swr Sys
          Rev Ser D....................................  5.000       06/15/39       2,606,650
 3,000    New York City Ser A Rfdg.....................  7.000       08/01/06       3,151,740
 3,500    New York City Ser E (FSA Insd)...............  5.000       11/01/20       3,761,590
 1,850    New York City Ser G (Prerefunded @
          10/15/07)....................................  5.875       10/15/14       1,999,110
 1,000    New York City Ser H..........................  5.750       03/15/13       1,117,160
 2,500    New York City Ser I (MBIA Insd)..............  5.000       08/01/17       2,710,775
 1,700    New York City Ser I..........................  6.000       04/15/12       1,802,493
 3,300    New York City Ser I (Prerefunded @
          04/15/07)....................................  6.000       04/15/12       3,530,175
10,000    New York City Trans Auth Trans Fac Livingston
          Plaza Proj Rfdg (Escrowed to Maturity) (FSA
          Insd)........................................  5.400       01/01/18      11,320,900
 3,000    New York City Transitional Future Tax Secd     5.500/
          Ser A Rfdg (e)...............................  14.000      11/01/26       3,337,650
 5,305    New York City Transitional Future Tax Secd
          Ser C (AMBAC Insd)...........................  5.250       08/01/20       5,763,936
 2,000    New York City Transitional Future Tax Secd
          Ser C (AMBAC Insd)...........................  5.250       08/01/22       2,173,020
 4,545    New York City Transitional Future Tax Secd
          Ser D (MBIA Insd)............................  5.250       02/01/21       4,983,820
 2,500    New York St Dorm Auth Lease Rev Muni Hlth Fac
          Impt Pgm Ser A (FSA Insd)....................  5.500       05/15/25       2,653,675
 1,250    New York St Dorm Auth Lease Rev St Univ Dorm
          Fac Ser C (Prerefunded @ 07/01/09) (MBIA
          Insd)........................................  5.500       07/01/29       1,384,500
13,500    New York St Dorm Auth Rev City Univ Sys Ser
          C............................................  7.500       07/01/10      14,981,220
 3,000    New York St Dorm Auth Rev St Univ Ed Fac
          (Prerefunded @ 05/15/10) (FGIC Insd).........  5.750       05/15/24       3,404,940
 2,000    New York St Dorm Auth Rev St Univ Ed Fac 1989
          Res (MBIA Insd)..............................  6.000       05/15/16       2,269,960
   730    New York St Dorm Auth Rev St Univ Ed Fac Ser
          B............................................  5.250       05/15/10         795,569
 1,500    New York St Environmental Fac Revolving Fd
          Ser C........................................  5.000       07/15/21       1,601,790
 2,840    New York St Loc Govt Assistance Corp Ser E
          Rfdg.........................................  6.000       04/01/14       3,328,906
 5,875    New York St Med Care Fac Fin Agy Rev Saint
          Peter's Hosp Proj Ser A (AMBAC Insd).........  5.375       11/01/20       6,004,015
 1,500    New York St Urban Dev Corp Rev Proj Cent for
          Indl Innovation Rfdg.........................  5.500       01/01/13       1,688,970
 3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
          Intl Arpt Terminal 6 (AMT) (MBIA Insd).......  5.750       12/01/22       3,233,250

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
          Intl Arpt Terminal 6 (AMT) (MBIA Insd).......  5.750%      12/01/25   $   3,178,170
 4,000    Triborough Brdg & Tunl Auth NY Rev Rfdg (MBIA
          Insd)........................................  5.000       11/15/32       4,172,160
                                                                                -------------
                                                                                  102,527,004
                                                                                -------------
          NORTH CAROLINA  5.0%
 2,000    Johnston Cnty, NC (Prerefunded @ 03/01/10)
          (FGIC Insd)..................................  5.900       03/01/19       2,287,920
 1,000    North Carolina Eastern Muni Pwr Agy Pwr Sys
          Rev Ser D....................................  6.750       01/01/26       1,118,250
15,000    North Carolina Muni Pwr Agy No 1 Catawba Elec
          Rev Rfdg (MBIA Insd).........................  6.000       01/01/12      17,256,750
 2,500    North Carolina Muni Pwr Agy Ser A (MBIA
          Insd)........................................  5.250       01/01/19       2,725,250
                                                                                -------------
                                                                                   23,388,170
                                                                                -------------
          NORTH DAKOTA  0.2%
 1,040    North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm
          Home Mtg Fin Ser B (AMT) (MBIA Insd).........  5.500       07/01/29       1,070,285
                                                                                -------------

          OHIO  1.6%
 1,400    Bowling Green St Univ OH Gen Rcpt (FGIC
          Insd)........................................  5.750       06/01/12       1,574,216
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj.........................................  7.500       01/01/30       1,124,720
 1,000    Delaware Cnty, OH Cap Fac (Prerefunded @
          12/01/10)....................................  6.000       12/01/25       1,151,980
 1,000    Hamilton, OH One Renaissance Ctr Ser A (AMBAC
          Insd)........................................  5.500       11/01/16       1,121,330
 1,000    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
          Group Ser A..................................  6.000       11/15/32       1,074,610
 1,840    Pickerington, OH Loc Sch Dist Cap Apprec Sch
          Fac Contr (FGIC Insd)........................    *         12/01/12       1,382,466
                                                                                -------------
                                                                                    7,429,322
                                                                                -------------
          OKLAHOMA  1.5%
 1,500    Jenks, OK Aquarium Auth Rev First Mtg
          (Prerefunded @ 07/01/10) (MBIA Insd).........  6.100       07/01/30       1,725,075
 1,575    Oklahoma City, OK Arpt Tr Jr Lien 27th Ser B
          (AMT) (FSA Insd).............................  5.750       07/01/16       1,705,205
 1,000    Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
          (FGIC Insd)..................................  5.250       10/01/29       1,085,040
 2,250    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
          (AMBAC Insd).................................  6.250       11/01/22       2,566,643
                                                                                -------------
                                                                                    7,081,963
                                                                                -------------

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OREGON  2.6%
$4,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)........................................  5.250%      07/01/22   $   4,377,080
 3,000    Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd)........................................  5.250       11/01/17       3,275,940
   920    Oregon St Vets Welfare Ser 76A...............  6.050       10/01/28         930,479
 1,190    Portland, OR Cmnty College Dist Ser B........  5.250       06/01/12       1,315,081
 1,985    Portland, OR Urban Renewal & Redev Downtown
          Wtrfront Ser A (AMBAC Insd)..................  5.750       06/15/16       2,230,088
                                                                                -------------
                                                                                   12,128,668
                                                                                -------------
          PENNSYLVANIA  4.7%
 1,250    Allegheny Cnty, PA San Auth Swr Rev
          (Prerefunded @ 12/01/10) (MBIA Insd).........  5.750       12/01/16       1,414,488
 4,680    Erie, PA Sch Dist Cap Apprec Rfdg (FSA
          Insd)........................................    *         09/01/19       2,427,797
 3,420    Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med
          Rfdg (FHA Gtd)...............................  7.000       08/01/22       3,500,986
 1,500    Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA
          Insd) (b)....................................  5.000       12/01/33       1,633,335
 1,775    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
          Insd)........................................    *         09/15/16       1,080,567
 1,710    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
          Insd)........................................    *         03/15/19         905,992
 1,385    Harrisburg, PA Cap Apprec Ser F Rfdg (AMBAC
          Insd)........................................    *         09/15/19         717,195
 1,500    Penn Cambria Sch Dist PA Cap Apprec (FGIC
          Insd) (a)....................................    *         08/15/20         739,290
    60    Penn Hills, PA (Prerefunded @ 12/01/07) (FGIC
          Insd)........................................  5.900       12/01/17          64,453
 1,000    Pennsylvania St Higher Ed Fac Auth College &
          Univ Rev Bryn Mawr College (MBIA Insd).......  5.625       12/01/27       1,063,920
 1,000    Philadelphia, PA Auth Indl Dev Philadelphia
          Arpt Sys Proj Ser A (AMT) (FGIC Insd)........  5.125       07/01/19       1,055,070
 1,400    Philadelphia, PA Sch Dist Ser A (Prerefunded
          @ 02/01/11) (FSA Insd).......................  5.750       02/01/12       1,585,052
 1,500    Pittsburgh, PA Ser A (Prerefunded @ 09/01/09)
          (FGIC Insd)..................................  5.750       09/01/23       1,641,960
 1,005    Southeast Delco Sch Dist PA Cap Apprec (MBIA
          Insd)........................................    *         02/01/17         595,623
 3,500    State Pub Sch Bldg Auth PA Sch Rev Lease-
          Philadelphia Sch Dist Proj (FSA Insd)........  5.000       06/01/33       3,641,260
                                                                                -------------
                                                                                   22,066,988
                                                                                -------------
          RHODE ISLAND  0.4%
 1,490    Providence, RI Redev Agy Rev Pub Safety &
          Muni Bldgs Ser A (Prerefunded @ 04/01/10)
          (AMBAC Insd).................................  5.500       04/01/14       1,666,669
                                                                                -------------

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          SOUTH CAROLINA  3.6%
$2,275    Beaufort Cnty, SC Tax Increment New Riv Redev
          Proj Area (MBIA Insd) (a)....................  5.500%      06/01/19   $   2,547,704
 2,375    Berkeley Cnty, SC Sch Dist Ctf Part Berkeley
          Sch Fac Grp Inc (Escrowed to Maturity) (MBIA
          Insd)........................................  5.250       02/01/16       2,433,449
 1,840    Myrtle Beach, SC Hospitality Fee Rev Ser A
          (FGIC Insd) (a)..............................  5.375       06/01/21       2,023,190
 1,935    Myrtle Beach, SC Hospitality Fee Rev Ser A
          (FGIC Insd) (a)..............................  5.375       06/01/22       2,123,024
 3,500    South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser A (AMBAC Insd)........  5.200       11/01/27       3,752,175
 3,750    South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser B (AMT) (AMBAC
          Insd)........................................  5.450       11/01/32       3,989,025
                                                                                -------------
                                                                                   16,868,567
                                                                                -------------
          SOUTH DAKOTA  0.8%
 1,375    Deadwood, SD Ctf Part (ACA Insd).............  6.375       11/01/20       1,477,919
 1,000    South Dakota St Hlth & Ed Fac Auth Rev
          Childrens Care Hosp Rfdg.....................  6.125       11/01/29       1,079,510
   990    South Dakota St Hlth & Ed Fac Auth Vocational
          Ed Pgm Ser A (AMBAC Insd)....................  5.400       08/01/13       1,057,667
                                                                                -------------
                                                                                    3,615,096
                                                                                -------------
          TENNESSEE  1.7%
 1,500    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn States Rfdg (MBIA Insd)........  7.500       07/01/25       1,887,405
   410    Montgomery Cnty, TN Pub Impt Rfdg (FGIC Insd)
          (a)..........................................  5.500       05/01/16         456,916
 5,090    Montgomery Cnty, TN Pub Impt Rfdg
          (Prerefunded @ 05/01/12) (FGIC Insd) (a).....  5.500       05/01/16       5,773,383
                                                                                -------------
                                                                                    8,117,704
                                                                                -------------
          TEXAS  14.6%
 2,685    Beaumont, TX Wtrwk & Swr Sys (Prerefunded @
          09/01/10) (FGIC Insd) (a)....................  6.250       09/01/15       3,059,531
 5,425    Boerne, TX Indpt Sch Dist Bldg (PSF Gtd).....  5.000       02/01/35       5,616,720
 1,275    Cameron Cnty, TX Ctf Oblig (AMBAC Insd)
          (a)..........................................  5.750       02/15/13       1,406,746
 2,000    Dallas, TX Wtrwks & Swr Sys Rev Rfdg
          (Prerefunded @ 10/01/10).....................  5.750       10/01/17       2,245,100
 4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
          (AMT) (FGIC Insd)............................  5.750       11/01/30       4,308,200
 4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
          Impt & Rfdg (AMT) (FGIC Insd)................  5.500       11/01/31       4,231,520
 2,000    Harris Cnty, TX Toll Rd Sub Lien Rfdg........  5.000       08/01/33       2,031,960
 5,000    Harris Cnty-Houston, TX Sports Auth Spl Rev
          Jr Lien Ser B Rfdg (MBIA Insd)...............  5.250       11/15/40       5,203,250
 1,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT)
          (FSA Insd)...................................  5.625       07/01/30       1,078,090

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$3,000    Houston, TX Hotel Occupancy Tax & Spl Rev
          Convention & Entmt Ser B (AMBAC Insd)........  5.750%      09/01/15   $   3,376,620
   130    Houston, TX Pub Impt & Rfdg (FSA Insd).......  5.750       03/01/15         144,781
 6,000    Houston, TX Util Sys Rev First Lien Ser A
          Rfdg (FSA Insd)..............................  5.250       05/15/21       6,504,180
 6,000    Houston, TX Util Sys Rev First Lien Ser A
          Rfdg (FGIC Insd).............................  5.250       05/15/23       6,479,280
 2,500    Mabank, TX Indpt Sch Dist (PSF Gtd) (f)......  5.125       08/15/35       2,606,800
 1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj..........................  7.250       01/01/31       1,529,580
 1,500    North Cent TX Hlth Fac Dev Hosp Baylor
          Hlthcare Sys Proj Ser A......................  5.125       05/15/29       1,543,500
 4,000    North Cent TX Hlth Fac Dev Hosp Childrens Med
          Ctr Dallas (AMBAC Insd)......................  5.250       08/15/32       4,244,720
 2,165    San Antonio, TX Elec & Gas Rev Sys Rfdg......  5.375       02/01/16       2,366,345
   835    San Antonio, TX Elec & Gas Rev Sys Rfdg
          (Prerefunded @ 02/01/12).....................  5.375       02/01/16         928,846
 2,750    Texas St Vets Housing Assistance Pgm Vet Ser
          B (AMT) (FHA Gtd)............................  6.100       06/01/31       2,943,765
 3,000    University of TX Univ Rev Fin Sys Ser A......  5.250       08/15/20       3,291,150
 2,300    University of TX Univ Rev Fin Sys Ser C
          (Prerefunded @ 08/15/11).....................  5.375       08/15/19       2,562,913
                                                                                -------------
                                                                                   67,703,597
                                                                                -------------
          UTAH  0.0%
    70    Utah St Hsg Fin Agy Single Family Mtg
          Mezzanine Issue H1 (AMBAC Insd)..............  6.000       07/01/12          72,136
                                                                                -------------

          VIRGINIA  0.5%
 1,320    Fairfax Cnty, VA Ctf Part....................  5.300       04/15/23       1,427,936
 1,000    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease
          Rev Henrico Cnty Regl Jail Proj (Prerefunded
          @ 08/01/05)..................................  7.125       08/01/21       1,031,550
                                                                                -------------
                                                                                    2,459,486
                                                                                -------------
          WASHINGTON  6.4%
 2,500    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg (FSA Insd)..............................  5.500       07/01/18       2,764,775
 5,360    Energy Northwest WA Elec Rev Proj No 3 Ser B
          Rfdg (FSA Insd)..............................  6.000       07/01/16       6,142,774
 1,485    Pierce Cnty, WA (AMBAC Insd) (a).............  5.750       08/01/14       1,655,211
 1,000    Port Seattle, WA Rev Ser B (AMT) (MBIA
          Insd)........................................  5.625       02/01/24       1,077,500
 1,435    Radford Ct Ppty WA Student Hsg Rev (MBIA
          Insd) (a)....................................  6.000       06/01/15       1,623,487
 1,585    Radford Ct Ppty WA Student Hsg Rev (MBIA
          Insd) (a)....................................  6.000       06/01/16       1,793,190
 1,000    Seattle, WA Muni Lt & Pwr Rev................  5.625       12/01/18       1,081,930

 20                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          WASHINGTON (CONTINUED)
$5,500    Seattle, WA Wtr Sys Rev (MBIA Insd)..........  5.000%      09/01/34   $   5,735,180
 1,250    Skagit Cnty, WA Pub Hosp Dist No 001 Rev
          Skagit Vly Hosp (f)..........................  5.500       12/01/30       1,285,925
 3,000    Spokane, WA Pub Fac Dist Hotel Motel & Sales
          Use Tax (MBIA Insd)..........................  5.250       09/01/33       3,196,530
 1,350    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA
          Insd)........................................  5.750       01/01/15       1,514,052
 1,650    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
          Insd)........................................  5.500       01/01/12       1,849,452
                                                                                -------------
                                                                                   29,720,006
                                                                                -------------
          WISCONSIN  0.8%
 1,340    Oconto Falls, WI Pub Sch Dist Ser A Rfdg
          (Prerefunded @ 03/01/11) (FSA Insd) (a)......  5.750       03/01/15       1,518,702
 2,000    Southeast WI Professional Baseball Pk Dist
          Sales Tax Rev Ser A Rfdg (MBIA Insd).........  5.500       12/15/20       2,339,640
                                                                                -------------
                                                                                    3,858,342
                                                                                -------------
          GUAM  0.7%
 3,000    Guam Pwr Auth Rev Ser A (AMBAC Insd).........  5.250       10/01/34       3,210,720
                                                                                -------------

          PUERTO RICO  1.0%
 1,110    Puerto Rico Comwlth Aqueduct & Swr Auth Rev
          Rfdg (Comwlth Gtd)...........................  5.000       07/01/15       1,139,837
 3,500    Puerto Rico Pub Bldg Auth Rev Gtd Govt Fac
          Ser I (Comwlth Gtd)..........................  5.250       07/01/33       3,725,050
                                                                                -------------
                                                                                    4,864,887
                                                                                -------------
TOTAL LONG-TERM INVESTMENTS  155.5%
  (Cost $662,630,487)........................................................     722,666,939
SHORT-TERM INVESTMENTS  0.7%
  (Cost $3,100,000)..........................................................       3,100,000
                                                                                -------------

TOTAL INVESTMENTS  156.2%
  (Cost $665,730,487)........................................................     725,766,939
OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%..................................       4,117,476
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (57.1%)..................    (265,179,287)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 464,705,128
                                                                                =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the bond issuance.

See Notes to Financial Statements                                             21

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

(b) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f) Securities purchased on a when-issued or delayed delivery basis.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Comwlth--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Permanent School Fund

XLCA--XL Capital Assurance Inc.

 22                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $665,730,487).......................  $725,766,939
Cash........................................................        42,861
Receivables:
  Interest..................................................    10,579,050
  Variation Margin on Futures...............................       269,250
  Investments Sold..........................................        50,000
Other.......................................................         2,048
                                                              ------------
    Total Assets............................................   736,710,148
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,910,539
  Investment Advisory Fee...................................       327,445
  Income Distributions--Common Shares.......................        96,470
  Other Affiliates..........................................        35,199
Trustees' Deferred Compensation and Retirement Plans........       358,533
Accrued Expenses............................................        97,547
                                                              ------------
    Total Liabilities.......................................     6,825,733
Preferred Shares (including accrued distributions)..........   265,179,287
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $464,705,128
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($464,705,128 divided by
  27,013,149 shares outstanding)............................  $      17.20
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 27,013,149 shares issued and
  outstanding)..............................................  $    270,131
Paid in Surplus.............................................   399,273,758
Net Unrealized Appreciation.................................    59,193,753
Accumulated Net Realized Gain...............................     3,722,996
Accumulated Undistributed Net Investment Income.............     2,244,490
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $464,705,128
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 10,600 issued with liquidation preference of
  $25,000 per share)........................................  $265,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $729,705,128
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $17,746,186
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,988,418
Preferred Share Maintenance.................................      349,381
Trustees' Fees and Related Expenses.........................       42,323
Legal.......................................................       37,450
Custody.....................................................       21,567
Other.......................................................      149,073
                                                              -----------
    Total Expenses..........................................    2,588,212
                                                              -----------
NET INVESTMENT INCOME.......................................  $15,157,974
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 4,110,239
  Futures...................................................      668,379
                                                              -----------
Net Realized Gain...........................................    4,778,618
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   66,943,615
                                                              -----------
  End of the Period:
    Investments.............................................   60,036,452
    Futures.................................................     (842,699)
                                                              -----------
                                                               59,193,753
                                                              -----------
Net Unrealized Depreciation During the Period...............   (7,749,862)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,971,244)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(2,553,400)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 9,633,330
                                                              ===========

 24                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2005    OCTOBER 31, 2004
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $ 15,157,974       $ 29,746,899
Net Realized Gain/Loss...................................       4,778,618         (3,125,821)
Net Unrealized Appreciation/Depreciation During
  the Period.............................................      (7,749,862)        11,324,268
Distributions to Preferred Shareholders:
  Net Investment Income..................................      (2,553,400)        (2,822,650)
  Net Realized Gain......................................             -0-           (224,871)
                                                             ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations.............................................       9,633,330         34,897,825
Distributions to Common Shareholders:
  Net Investment Income..................................     (13,262,724)       (27,082,100)
  Net Realized Gain......................................             -0-         (2,811,836)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................      (3,629,394)         5,003,889

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     468,334,522        463,330,633
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,244,490 and $2,902,640,
  respectively)..........................................    $464,705,128       $468,334,522
                                                             ============       ============

See Notes to Financial Statements                                             25

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED
                                                            APRIL 30,     ------------------
                                                               2005        2004       2003
                                                            --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $ 17.34      $ 17.15    $ 17.46
                                                             -------      -------    -------
  Net Investment Income....................................      .56         1.09       1.10
  Net Realized and Unrealized Gain/Loss....................     (.12)         .31        .09
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income..................................     (.09)        (.10)      (.08)
    Net Realized Gain......................................      -0-         (.01)      (.03)
                                                             -------      -------    -------
Total from Investment Operations...........................      .35         1.29       1.08
Distributions Paid to Common Shareholders:
    Net Investment Income..................................     (.49)       (1.00)     (1.07)
    Net Realized Gain......................................      -0-         (.10)      (.32)
                                                             -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $ 17.20      $ 17.34    $ 17.15
                                                             =======      =======    =======
Common Share Market Price at End of the Period.............  $ 14.75      $ 15.34    $ 15.58
Total Return (b)...........................................    -.65%*       5.76%      7.60%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................  $ 464.7      $ 468.3    $ 463.3
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c)........................................    1.12%        1.27%      1.28%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)..........................    6.59%        6.43%      6.40%
Portfolio Turnover.........................................      14%*         18%        23%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c).....................................     .72%         .80%       .82%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................    5.48%        5.82%      5.92%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................   10,600       10,600     10,600
Asset Coverage Per Preferred Share (e).....................  $68,857      $69,204    $68,721
Involuntary Liquidating Preference Per Preferred Share.....  $25,000      $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000      $25,000    $25,000

*  Non-Annualized

(a)As required effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------
     2002 (A)    2001       2000       1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------
     $ 17.51    $ 16.22   $  15.63   $  17.64   $  17.29   $  16.58   $  16.58   $  15.03
     -------    -------   --------   --------   --------   --------   --------   --------
        1.18       1.25       1.32       1.33       1.35       1.37       1.38       1.42
         .18       1.24        .64      (1.94)       .42        .74        .11       1.65
        (.10)      (.32)      (.40)      (.32)      (.34)      (.35)      (.35)      (.38)
        (.07)       -0-        -0-       (.02)      (.02)       -0-        -0-        -0-
     -------    -------   --------   --------   --------   --------   --------   --------
        1.19       2.17       1.56       (.95)      1.41       1.76       1.14       2.69
       (1.03)      (.88)      (.97)      (.99)     (1.00)     (1.05)     (1.14)     (1.14)
        (.21)       -0-        -0-       (.07)      (.06)       -0-        -0-        -0-
     -------    -------   --------   --------   --------   --------   --------   --------
     $ 17.46    $ 17.51   $  16.22   $  15.63   $  17.64   $  17.29   $  16.58   $  16.58
     =======    =======   ========   ========   ========   ========   ========   ========
     $ 15.80    $ 14.94   $13.5625   $13.6875   $  17.00   $ 16.125   $ 15.813   $  15.75
      14.56%     16.85%      6.41%    -13.97%     12.40%      8.92%      7.84%     21.15%
     $ 471.6    $ 473.0   $  438.1   $  422.2   $  476.6   $  467.0   $  447.8   $  447.9
       1.41%      1.55%      1.68%      1.61%      1.58%      1.60%      1.62%      1.68%
       6.89%      7.37%      8.44%      7.87%      7.73%      8.16%      8.37%      8.96%
         33%        29%        31%        33%        29%        40%        30%        15%

        .89%       .98%      1.03%      1.02%      1.01%      1.01%      1.02%      1.04%
       6.30%      5.49%      5.86%      6.00%      5.80%      6.06%      6.24%      6.55%

      10,600     10,600     10,600     10,600      5,300      5,300      5,300      5,300
     $69,511    $69,623   $ 66,332   $ 64,827   $139,932   $138,116   $134,491   $134,501
     $25,000    $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000    $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             27

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2005, the Trust had $5,910,539 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the Trust had an accumulated capital loss carryforward for tax purposes of $1,444,681 which will expire on October 31, 2012.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    At April 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $664,939,383
                                                              ============
Gross tax unrealized appreciation...........................  $ 60,948,989
Gross tax unrealized depreciation...........................      (121,433)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 60,827,556
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $  142,534
  Long-term capital gain....................................   3,036,707
                                                              ----------
                                                              $3,179,241
                                                              ==========

    As of October 31, 2004, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $65,384

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the advisory fee was reduced from .60% to .55%.

    For the six months ended April 30, 2005, the Trust recognized expenses of approximately $19,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2005, the Trust recognized expenses of approximately $31,700 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $106,098,419 and $103,179,429, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may invest up to 15% of its net assets in "inverse floating rate obligations." The inverse floating rate obligations in which the Trust may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Trust may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2005, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2004.............................      542
Futures Opened..............................................    1,788
Futures Closed..............................................   (1,253)
                                                               ------
Outstanding at April 30, 2005...............................    1,077
                                                               ======

    The futures contracts outstanding as of April 30, 2005, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2005
  (Current Notional Value of $108,453 per contract).........    1,077        $(842,699)
                                                                =====        =========

5. PREFERRED SHARES

The Trust has outstanding 10,600 Auction Preferred Shares ("APS") in four series. Series A, B, and C contain 3,000 shares each while Series D contains 1,600 shares. Dividends are cumulative and the dividend rate is currently reset through an auction process. The dividend period is 28 days for Series A, B, C and D. The average rate in effect on April 30, 2005 was 2.604%. During the six months ended April 30, 2005, the rates ranged from 1.539% to 2.750%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. TRUST MERGER

On March 18, 2005, the Trustees of Municipal Income Trust ("Target Trust") announced its intention to merge the Target Trust into Trust for Investment Grade Municipals ("Acquiring Trust"). The Trustees of each of the trusts have approved in principal an agreement and plan of reorganization between the trusts providing for a transfer of assets and liabilities of the Target Trust to the Acquiring Trust in exchange for shares of beneficial interest of the Acquiring Trust (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Trust.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEPHANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VGM SAR 6/05 RN05-01290P-Y04/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Municipals

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005


By:  /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005